Subsequent events - Amended and Restated 2013 Equity Incentive Plan (Details) - $ / shares	Mar. 20, 2025	Dec. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2021	Apr. 30, 2013
Common stock
Disclosure of non-adjusting events after reporting period [line items]
Par value per share (in dollars per share)		$ 0.01		$ 0.01
2013 Equity Incentive Plan
Disclosure of non-adjusting events after reporting period [line items]
Shares reserved for issuance (in shares)							500,000
2013 Equity Incentive Plan | Common stock
Disclosure of non-adjusting events after reporting period [line items]
Par value per share (in dollars per share)	$ 0.01		$ 0.01		$ 0.01
Increase shares reserved for issuance (in shares)	1,089,407
Shares reserved for issuance (in shares)			1,463,294		1,785,500	6,905,393